Share reserve - Summary of Share And Capital Reserve Under Options Schemes (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share And Capital Reserve Under Options Schemes [Line Items]
Beginning of financial year	$ 18,658	$ 11,630	$ 5,898
End of financial year	17,692	18,658	11,630
Employee Share Grant And Options Schemes [Member]
Disclosure Of Share And Capital Reserve Under Options Schemes [Line Items]
Value of employee services	3,856	8,542	6,660
Shares issued	(6,490)	(2,199)	(1,152)
Non Executive Director Share Grant And Options Schemes [Member]
Disclosure Of Share And Capital Reserve Under Options Schemes [Line Items]
Value of employee services	1,848	2,108	280
Shares issued	$ (180)	$ (1,423)	$ (56)